Trade and other receivables (Details) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables
Government grants receivable	£ 5,415	£ 1,989
Prepayments	6,571	733
Other receivables	672	810
Total trade and other current receivables	12,658	3,532
R&D tax credit receivable	2,716	328
VAT receivables	2,595	6
Prepaid insurance	£ 3,805	£ 0